Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Financial Instruments
Schedule of estimated fair values of the financial instruments

	As of June 30, 2017		As of December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$63,820	$63,820	$73,717	$73,717
Restricted cash	$2,812	$2,812	$2,812	$2,812
Accounts receivable, net	$11,844	$11,844	$8,028	$8,028
Due from related parties	$32,370	$32,370	$32,603	$32,603
ZIM notes	$11,587	$11,587	$40,232	$35,574
Equity investment in ZIM	—	—	—	—
HMM notes	$13,595	$13,595	$25,651	$25,651
Accounts payable	$13,849	$13,849	$11,156	$11,156
Accrued liabilities	$15,823	$15,823	$15,464	$15,464
Long-term debt, including current portion	$2,425,305	$2,425,305	$2,527,262	$2,527,262

Schedule of financial instruments measured at fair value on a recurring and nonrecurring basis

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2017:

	Fair Value Measurements as of June 30, 2017
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
ZIM notes(1)	$11,587	$—	$11,587	$—
HMM notes(1)	$13,595	$—	$13,595	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2017:

	Fair Value Measurements as of June 30, 2017
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Equity investment in ZIM (1)	$—	$—	$—	$—
Long-term debt, including current portion(2)	$2,425,305	$—	$2,425,305	$—
Accrued liabilities(3)	$15,823	$—	$15,823	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2016:

	Fair Value Measurements as of December 31, 2016
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
ZIM notes(1)	$35,574	$—	$35,574	$—
Equity investment in ZIM (1)	$—	$—	$—	$—
HMM notes(1)	$25,651	$—	$25,651	$—
Long-term debt, including current portion(2)	$2,527,262	$—	$2,527,262	$—
Accrued liabilities(3)	$15,464	$—	$15,464	$—

(1)

The fair value is estimated based on either observable market based inputs or unobservable inputs that are corroborated by market data, including currently available information on the Company’s counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)

Long-term debt, including current portion is presented gross of deferred finance costs of $16.6 million and $22.3 million as of June 30, 2017 and December 31, 2016, respectively. The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its creditworthiness.

(3)

The fair value of the Company’s accrued liabilities, which mainly consists of accrued interest on its credit facilities is estimated based on currently available debt agreements with similar contract terms, as well as taking into account its creditworthiness.